Acquisitions (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date, Toshiba Medical Systems Corporation (TMSC)) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	¥ 936,424		¥ 478,943	¥ 211,336
Toshiba Medical Systems Corporation (TMSC)
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 25,301
Other current assets		169,545
Intangible assets		227,500
Other noncurrent assets		42,975
Total assets acquired		465,321
Current liabilities		199,223
Noncurrent liabilities		92,231
Total liabilities assumed		291,454
Noncontrolling interest		1,047
Net identifiable assets acquired		172,820
Goodwill		492,678
Net assets acquired		¥ 665,498